Income Taxes- Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Deferred Tax Liabilities, Gross	$ 3,479	$ 2,521
Deferred and stock-based compensation	160	168
Pension	100	111
Accrued expenses	58	70
Tax credits	59	11
NOL carryforward	259	156
Impairment losses	29	7
Other	67	60
Total	732	583
Valuation allowance	(72)	(75)	$ (95)	$ (11)
Total deferred tax assets, net of valuation allowance	660	508
Property and equipment	82	32
Acquired intangibles	3,397	2,430
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	0	59
Total deferred tax liabilities	(2,819)	(2,013)
Net non-current deferred tax assets	18	15
Net non-current deferred tax liabilities	$ (2,837)	$ (2,028)